Quarterly Report
May 31, 2025
MFS®  Blended Research®
International Equity Fund
BRX-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 0.7%
MTU Aero Engines Holding AG	5,836	$2,322,584
Rolls-Royce Holdings PLC	415,215	4,845,866
		$7,168,450
Airlines – 0.4%
Ryanair Holdings PLC, ADR	68,382	$3,802,039
Alcoholic Beverages – 1.3%
Ambev S.A.	3,113,100	$7,636,470
Kirin Holdings Co. Ltd.	407,900	5,857,382
		$13,493,852
Apparel Manufacturers – 0.4%
Compagnie Financiere Richemont S.A.	22,657	$4,262,985
Automotive – 3.7%
BYD Co. Ltd.	151,500	$7,517,227
Compagnie Generale des Etablissements Michelin	337,324	12,899,931
Continental AG	76,647	6,727,330
Kia Corp.	28,140	1,813,266
Mahindra & Mahindra Ltd.	90,159	3,136,258
Maruti Suzuki India Ltd.	17,642	2,539,665
PT Astra International Tbk	15,639,000	4,656,179
		$39,289,856
Biotechnology – 0.3%
Hugel, Inc. (a)	14,204	$3,410,237
Broadcasting – 0.7%
Spotify Technology S.A. (a)	11,775	$7,832,023
Brokerage & Asset Managers – 4.6%
Barclays PLC	3,475,105	$15,334,141
Brookfield Corp.	222,405	12,843,368
Euronext N.V.	75,480	12,289,922
iA Financial Corp., Inc.	36,689	3,735,335
IG Group Holdings PLC	258,453	3,907,101
		$48,109,867
Business Services – 3.6%
CGI, Inc.	43,651	$4,692,558
Colliers International Group, Inc.	33,566	4,048,906
Compass Group PLC	81,582	2,863,402
Infosys Ltd.	156,945	2,866,000
Pluxee N.V.	219,144	4,926,776
Scout24 AG	51,367	6,993,127
Tata Consultancy Services Ltd.	299,931	12,138,838
		$38,529,607
Computer Software – 1.7%
Check Point Software Technologies Ltd. (a)	27,725	$6,345,698
Constellation Software, Inc.	1,907	6,914,253
Kingsoft Corp.	640,200	2,727,000
SAP SE	6,764	2,042,161
		$18,029,112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	48,066	$4,004,827
Hitachi Ltd.	217,600	6,017,647
Hon Hai Precision Industry Co. Ltd.	900,000	4,612,144
Lenovo Group Ltd.	1,608,000	1,836,050
NEC Corp.	432,300	11,371,177
Samsung Electronics Co. Ltd.	168,434	6,860,905
		$34,702,750
Construction – 3.3%
Anhui Conch Cement Co. Ltd.	1,102,500	$2,866,142
Compagnie de Saint-Gobain S.A.	131,854	14,797,696
Heidelberg Materials AG	53,614	10,498,070
Techtronic Industries Co. Ltd.	570,000	6,345,682
		$34,507,590
Consumer Products – 1.4%
AmorePacific Corp.	29,336	$2,842,809
Kao Corp.	219,800	10,020,108
KOSE Corp.	53,700	2,160,390
		$15,023,307
Containers – 0.8%
Brambles Ltd.	534,399	$7,988,341
Electrical Equipment – 2.0%
Mitsubishi Electric Corp.	643,500	$12,986,720
Schneider Electric SE	19,808	4,978,382
Signify N.V.	118,933	2,908,815
		$20,873,917
Electronics – 7.1%
ASML Holding N.V.	12,258	$9,101,208
Hoya Corp.	54,800	6,472,498
MediaTek, Inc.	309,000	12,811,317
SK Hynix, Inc.	37,907	5,618,599
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	183,197	35,415,644
Tokyo Electron Ltd.	36,700	5,786,416
		$75,205,682
Energy - Integrated – 4.2%
Aker BP ASA	116,936	$2,692,161
Cenovus Energy, Inc.	535,861	7,059,691
Eni S.p.A.	755,756	11,131,575
Equinor ASA (Kingdom of Norway)	85,408	2,003,959
PetroChina Co. Ltd.	7,670,000	6,446,200
Petroleo Brasileiro S.A., ADR	480,502	5,544,993
TotalEnergies SE	164,366	9,641,274
		$44,519,853
Engineering - Construction – 1.1%
Doosan Bobcat, Inc.	114,049	$3,874,803
Marie S.p.A.	324,941	4,143,357
Taisei Corp.	67,400	3,754,737
		$11,772,897
Food & Beverages – 1.7%
AVI Ltd.	524,181	$2,753,171
Gruma S.A.B. de C.V.	172,428	3,249,338
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	762,500	3,210,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Nestle S.A.	25,995	$2,770,063
Nomad Foods Ltd.	120,106	2,101,855
WH Group Ltd.	4,338,500	3,989,922
		$18,075,098
Food & Drug Stores – 2.0%
Carrefour S.A.	161,555	$2,414,957
Sugi Holdings Co. Ltd.	174,200	3,835,196
Tesco PLC	2,877,633	15,043,447
		$21,293,600
Gaming & Lodging – 1.0%
Aristocrat Leisure Ltd.	263,348	$10,592,655
General Merchandise – 1.1%
Dollarama, Inc.	91,082	$11,714,193
Insurance – 3.9%
Beazley PLC	394,932	$5,020,471
China Pacific Insurance Co. Ltd.	1,543,000	4,778,280
DB Insurance Co. Ltd.	63,104	4,596,617
Manulife Financial Corp.	244,190	7,775,788
Samsung Fire & Marine Insurance Co. Ltd.	10,925	3,202,988
Sompo Holdings, Inc.	443,300	13,515,112
Zurich Insurance Group AG	2,834	1,987,588
		$40,876,844
Leisure & Toys – 3.8%
NetEase, Inc., ADR	37,418	$4,556,016
Sankyo Co. Ltd.	491,800	8,602,527
Tencent Holdings Ltd.	389,800	24,570,299
Yamaha Corp.	375,500	2,613,122
		$40,341,964
Machinery & Tools – 2.0%
Finning International, Inc.	194,391	$7,175,901
GEA Group AG	214,849	14,368,674
		$21,544,575
Major Banks – 12.4%
ABN AMRO Group N.V., GDR	549,105	$14,196,670
Banco Santander S.A.	1,216,472	9,711,521
BNP Paribas S.A.	163,127	14,288,069
Danske Bank A.S.	235,213	8,989,647
DBS Group Holdings Ltd.	418,580	14,513,586
Erste Group Bank AG	112,153	9,022,332
Mizuho Financial Group, Inc.	191,500	5,249,810
National Bank of Greece S.A	682,279	8,134,285
NatWest Group PLC	2,131,221	15,063,885
Raiffeisen International Bank Holding AG	96,508	2,945,511
Royal Bank of Canada	29,192	3,699,972
Standard Chartered PLC	380,333	5,934,072
UBS Group AG	405,712	12,910,811
Woori Financial Group, Inc.	450,847	6,296,892
		$130,957,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.6%
ConvaTec Group PLC	747,786	$2,919,819
Fisher & Paykel Healthcare Corp. Ltd.	174,217	3,799,773
		$6,719,592
Metals & Mining – 3.4%
Fortescue Ltd.	261,189	$2,606,408
Mitsui & Co. Ltd.	209,800	4,378,749
Rio Tinto PLC	149,700	8,878,755
Sojitz Corp.	209,200	5,146,915
Toyota Tsusho Corp.	419,100	8,854,257
Vale S.A.	719,900	6,557,704
		$36,422,788
Network & Telecom – 0.8%
LM Ericsson Telephone Co., “B”	551,683	$4,688,784
Nokia Oyj	800,886	4,161,259
		$8,850,043
Oil Services – 0.8%
TechnipFMC PLC	117,838	$3,670,654
Tenaris S.A.	287,689	4,824,716
		$8,495,370
Other Banks & Diversified Financials – 2.8%
China Construction Bank Corp.	10,490,000	$9,380,739
Credicorp Ltd.	29,932	6,339,897
Emirates NBD Bank PJSC	464,032	2,829,926
Kasikornbank Co. Ltd.	975,300	4,590,171
KB Financial Group, Inc.	87,133	6,558,075
Sberbank of Russia PJSC (a)(u)	715,224	0
		$29,698,808
Pharmaceuticals – 5.8%
Gedeon Richter PLC	94,944	$2,762,327
Novartis AG	74,735	8,538,678
Novo Nordisk A.S., “B”	90,190	6,227,503
Roche Holding AG	67,800	21,872,296
Sanofi	130,901	13,008,234
Sun Pharmaceutical Industries Ltd.	448,723	8,796,701
		$61,205,739
Precious Metals & Minerals – 1.4%
Evolution Mining Ltd.	1,177,625	$6,718,008
Kinross Gold Corp.	576,731	8,514,278
		$15,232,286
Printing & Publishing – 1.6%
Transcontinental, Inc., “A”	288,156	$4,489,216
Wolters Kluwer N.V.	71,657	12,717,029
		$17,206,245
Railroad & Shipping – 0.5%
Sankyu, Inc.	117,200	$5,624,210
Real Estate – 1.2%
Emaar Properties PJSC	1,383,201	$4,952,108
Safestore Holdings PLC, REIT	419,598	3,714,317
Scentre Group Ltd., REIT	1,859,000	4,397,802
		$13,064,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.7%
Nitto Denko Corp.	397,500	$7,233,082
Specialty Stores – 2.8%
Alibaba Group Holding Ltd.	563,800	$8,076,180
JD.com, Inc., “A”	280,150	4,550,389
NEXT PLC	76,989	13,345,004
PDD Holdings, Inc., ADR (a)	31,938	3,082,336
		$29,053,909
Telecom Services – 2.6%
Hellenic Telecommunications Organization S.A.	257,839	$4,974,049
KDDI Corp.	769,600	13,303,309
Koninklijke KPN N.V.	1,144,212	5,376,072
PT Telekom Indonesia	24,653,800	4,267,877
		$27,921,307
Tobacco – 1.1%
British American Tobacco PLC	247,834	$11,132,859
Trucking – 0.2%
Cargojet, Inc.	30,243	$2,059,173
Utilities - Electric Power – 3.4%
CLP Holdings Ltd.	867,500	$7,354,954
E.ON SE	650,103	11,389,801
Electric Power Development Co.	138,900	2,339,374
Iberdrola S.A.	784,097	14,316,073
		$35,400,202
Total Common Stocks		$1,039,238,197
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	752,336	$2,005,966
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	3,156	$0

Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	14,828,413	$14,828,413

Other Assets, Less Liabilities – 0.2%		1,813,687
Net Assets – 100.0%		$1,057,886,263
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,828,413 and $1,041,244,163, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$54,810,496	$90,312,242	$—	$145,122,738
United Kingdom	110,104,994	—	—	110,104,994
France	89,245,241	—	—	89,245,241
Canada	84,722,632	—	—	84,722,632
China	20,022,301	63,575,306	—	83,597,607
Germany	54,341,747	—	—	54,341,747
Taiwan	35,415,644	17,423,461	—	52,839,105
Switzerland	52,342,421	—	—	52,342,421
South Korea	29,418,810	15,656,381	—	45,075,191
Other Countries	303,555,521	20,296,966	0	323,852,487
Mutual Funds	14,828,413	—	—	14,828,413
Total	$848,808,220	$207,264,356	$0	$1,056,072,576
For further information regarding security characteristics, see the Portfolio of Investments.  At May 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,572,186	$212,386,032	$203,127,130	$(1,647)	$(1,028)	$14,828,413
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$313,273	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2025, are as follows:
Japan	13.7%
United Kingdom	10.4%
France	8.5%
Canada	8.0%
China	7.9%
Germany	5.1%
Taiwan	5.0%
Switzerland	5.0%
South Korea	4.3%
Other Countries	32.1%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.